Share-based Option Plan - Summary of Measurement of Grant Date Fair Value of Share Options (Detail)									12 Months Ended	133 Months Ended
	Jul. 06, 2017 share R$ / shares	Mar. 14, 2017 share R$ / shares	Jan. 07, 2016 share R$ / shares	Jul. 01, 2015 share R$ / shares	Jun. 30, 2014 share R$ / shares	Apr. 05, 2011 share R$ / shares	Mar. 24, 2011 share R$ / shares	Dec. 11, 2009 share R$ / shares	Dec. 31, 2020 share plan	Dec. 31, 2020 share	Dec. 31, 2019 share	Dec. 31, 2018 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share-based compensation plans | plan									3
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted										20,901,959
Total outstanding options									6,108,210	6,108,210	8,184,768	11,190,829
Stock option plan | December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted								5,032,800
Total outstanding options									296,470	296,470
Share exercise price | R$ / shares								R$ 3.42
Fair value of option on the date of grant | R$ / shares								R$ 1.93
Estimated volatility of share price								47.67%
Expected dividend								1.10%
Risk-free return rate								8.75%
Average remaining maturity (in years)								0 years
Stock option plan | March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted							1,572,000
Total outstanding options									84,000	84,000
Share exercise price | R$ / shares							R$ 6.44
Fair value of option on the date of grant | R$ / shares							R$ 4.16
Estimated volatility of share price							54.77%
Expected dividend							1.10%
Risk-free return rate							12.00%
Average remaining maturity (in years)							0 years
Stock option plan | April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted						656,000
Total outstanding options									8,960	8,960
Share exercise price | R$ / shares						R$ 6.44
Fair value of option on the date of grant | R$ / shares						R$ 4.16
Estimated volatility of share price						54.77%
Expected dividend						1.10%
Risk-free return rate						12.00%
Average remaining maturity (in years)						0 years
Stock option plan | June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted					2,169,122
Total outstanding options									786,197	786,197
Share exercise price | R$ / shares					R$ 19.15
Fair value of option on the date of grant | R$ / shares					R$ 11.01
Estimated volatility of share price					40.59%
Expected dividend					1.10%
Risk-free return rate					12.46%
Average remaining maturity (in years)					0 years
Stock option plan | July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted				627,810
Total outstanding options									231,638	231,638
Share exercise price | R$ / shares				R$ 14.51
Fair value of option on the date of grant | R$ / shares				R$ 10.82
Estimated volatility of share price				40.59%
Expected dividend				1.10%
Risk-free return rate				15.69%
Average remaining maturity (in years)				0 years
Stock option plan | January 7, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted			820,250
Total outstanding options									385,980	385,980
Share exercise price | R$ / shares			R$ 14.50
Fair value of option on the date of grant | R$ / shares			R$ 10.14
Estimated volatility of share price			43.07%
Expected dividend			1.10%
Risk-free return rate			12.21%
Average remaining maturity (in years)			0 years
Stock option plan | July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted	680,467
Total outstanding options									490,355	490,355
Share exercise price | R$ / shares	R$ 22.57
Fair value of option on the date of grant | R$ / shares	R$ 12.82
Estimated volatility of share price	43.35%
Expected dividend	1.10%
Risk-free return rate	10.26%
Average remaining maturity (in years)	6 months
Stock option plan | March 14, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total options granted		9,343,510
Total outstanding options									3,824,610	3,824,610
Share exercise price | R$ / shares		R$ 11.85
Fair value of option on the date of grant | R$ / shares		R$ 4.82
Estimated volatility of share price		50.64%
Expected dividend		1.10%
Risk-free return rate		11.32%
Average remaining maturity (in years)		1 year 2 months 12 days
Stock option plan | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)									4 years
Vesting percentage									20.00%
Stock option plan | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)									5 years
Vesting percentage									25.00%
Stock option plan | Weighted rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum life of the option									8 years